Related Parties (Details) - Schedule of Amount Due to Related Parties - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Non-current
Due to related parties	¥ 147,204,118	¥ 22,484,963
Related Party [Member]
Current
Due to related parties, current	53,004,208	22,484,963
Non-current
Due to related parties, non current	94,199,910
TDL Group Corp [Member]
Current
Due to related parties, current	4,033,513	9,690,952
Tim Hortons Restaurants International GmbH [Member]
Current
Due to related parties, current	44,809,370	10,390,081
PLK APAC Pte. Ltd.[Member]
Current
Due to related parties, current	1,002,196
Non-current
Due to related parties, non current	9,419,991
Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Current
Due to related parties, current	2,209,363	1,470,000
Cartesian Capital Group, LLC [Member]
Current
Due to related parties, current	949,766	933,930
Pangaea Three Acquisition Holdings IV, Limited [Member]
Non-current
Due to related parties, non current	¥ 84,779,919